Basis of Preparation and Accounting Policies	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Basis of Preparation and Accounting Policies
Note 2 - Basis of Preparation and Accounting Policies
Basis of preparation
The unaudited consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The unaudited consolidated financial statements do not include all of the disclosures required under U.S. GAAP in the annual consolidated financial statements, and should be read in conjunction with our audited annual financial statements for the year ended December 31, 2023, which are included in our annual report on Form 20-F for the fiscal year ended December 31, 2023, filed with the Securities and Exchange Commission on March 27, 2024. The Consolidated Balance Sheet data as of December 31, 2023 was derived from our audited annual financial statements. The amounts are presented in millions of United States dollars ("U.S. dollar" or "$"), unless otherwise stated. The financial statements have been prepared on a going concern basis and in management's opinion, all adjustments necessary for a fair presentation of the financial statements are reflected in the interim periods presented.
Significant accounting policies
The accounting policies adopted in the preparation of the unaudited condensed consolidated financial statements for the six months ended June 30, 2024 are consistent with those followed in preparation of our annual audited consolidated financial statements for the year ended December 31, 2023, except for the revenue and marketable equity securities accounting policies. During the six months ended June 30, 2024, the revenue accounting policy was updated as a result of the execution of bareboat charter agreements and operating and maintenance agreements with third-parties and the marketable equity securities accounting policy was included as a result of the Company's investment in equity securities.
Revenue
The Company performs services that represent a single performance obligation under its drilling contracts. This performance obligation is satisfied over time. The Company earns revenues primarily by performing the following activities: (i) providing the drilling rig, work crews, related equipment and services necessary to operate the rig (ii) delivering the drilling rig by mobilizing to and demobilizing from the drilling location, and (iii) performing certain pre-operating activities, including rig preparation activities or equipment modifications required for the contract.
The Company recognizes revenues earned under drilling contracts based on variable dayrates, which range from full operating dayrates to lower rates or zero rates for periods when drilling operations are interrupted or restricted, based on the specific activities performed during the contract. The total transaction price is determined for each individual contract by estimating both fixed and variable consideration expected to be earned over the firm term of the contract and may include the blending of rates when a contract has operating dayrates that change over the firm term of the contract. Such dayrate consideration is attributed to the distinct time period to which it relates within the contract term, and therefore is recognized as the Company performs the services.
The Company recognizes revenues earned in relation to contract management agreements where we provide rig operational and maintenance support services to third parties based either on a cost-plus or dayrate basis. Such consideration is attributed to the distinct time period to which it relates within the contract term, and therefore is recognized as the Company performs the services.
The Company recognizes revenues earned in relation to certain bareboat charter agreements where we lease our owned rigs to third parties based on fixed daily rates, which range from operating rates to stand-by rates or zero rates for periods when drilling operations are interrupted or restricted, based on the specific activities performed during the contract. The total transaction price is determined for each individual contract by estimating both fixed and variable consideration expected to be earned over the firm term of the contract and may include the blending of rates when a contract has fixed daily rates that change over the firm term of the contract. Such fixed daily rate consideration is attributed to the distinct time period to which it relates within the contract term, and therefore is recognized as the Company performs the services.
The Company recognizes reimbursement revenues and the corresponding costs, gross, at a point in time, as the Company provides the customer-requested goods and services, when such reimbursable costs are incurred while performing drilling operations. Reimbursable revenues are recognized in 'Dayrate revenue' in the Unaudited Condensed Consolidated Statements of Operations.
Prior to performing drilling operations, the Company may receive pre-operating revenues, on either a fixed lump-sum or variable dayrate basis, for mobilization, contract preparation, customer-requested goods and services or capital upgrades or other upfront payments, which the Company recognizes over time in line with the satisfaction of the performance obligation. These activities are not considered to be distinct within the context of the contract and therefore, the associated revenue is allocated to the overall performance obligation and recognized ratably over the expected term of the related drilling contract. We record a contract liability for mobilization fees received, which is amortized ratably to dayrate revenue as services are rendered over the initial term of the related drilling contract.
We may receive fees (on either a fixed lump-sum or variable dayrate basis) for the demobilization of our rigs. Demobilization revenue expected to be received upon contract completion is estimated as part of the overall transaction price at contract inception and recognized over the term of the contract. In most of our contracts, there is uncertainty as to the likelihood and amount of expected demobilization revenue to be received as the amount may vary dependent upon whether or not the rig has additional contracted work following the contract. Therefore, the estimate for such revenue may be constrained, depending on the facts and circumstances pertaining to the specific contract. We assess the likelihood of receiving such revenue based on past experience and knowledge of the market conditions.
Investment in marketable equity securities
Investment in marketable equity securities with readily determinable fair values are measured at fair value each reporting period with the related gains and losses, including unrealized, recognized in “Other financial expenses, net” in the Unaudited Condensed Consolidated Statements of Operations.
We classify our investment in marketable equity securities as current assets because the securities are available to be sold to meet liquidity needs if necessary, even if it is not the intention to dispose of the securities in the next twelve months.
Use of estimates
The preparation of financial statements in accordance with U.S. GAAP requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.